Note 5 - Government Grants (Details Textual) - USD ($)	1 Months Ended				3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Sep. 30, 2012	Sep. 30, 2007	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SBIR Grant [Member]
Revenue from Grants																$ 258,267	$ 154,563	$ 0
Grant Award	$ 289,641	$ 276,690
Unused Grant Funds						$ 153,501										153,501
NIH Grants [Member]
Revenue from Grants																882,956	2,417,550	2,657,327
First N I H Grant [Member]
Revenue from Grants																624,689	833,390	2,227,924
Grant Award				$ 20,400,000
Unused Grant Funds						75,464										75,464
Second N I H Grant [Member]
Revenue from Grants																0	1,429,597	429,403
Grant Award			$ 1,900,000
Revenue from Grants					$ 71,474	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 174,738	$ 1,004,211	$ 441,561	$ 797,040	$ 174,898	$ 337,781	$ 882,956	$ 2,417,550	$ 2,657,327
Unused Grant Funds					$ 353,652									$ 353,652